Leased Assets under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Capital Leased Assets [Line Items]
Accumulated amortization	¥ (36,287)	¥ (20,514)
Leased assets under capital leases, Net	35,868	47,702
Machinery, equipment and others
Capital Leased Assets [Line Items]
Leased assets under capital leases	63,008	58,751
Film costs
Capital Leased Assets [Line Items]
Leased assets under capital leases	¥ 9,147	¥ 9,465